Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2024
Financial Assets and Liabilities [Abstract]
Financial Assets and Liabilities
Note 19. Financial Assets and Liabilities

Set out below is the categorization of the financial instruments, excluding cash and cash equivalents, held by the Company as of December 31, 2023 and 2024:

	December 31, 2023
	Loans and Receivables		Fair value through profit or loss		Fair value through OCI
Financial Assets:
Equity investments at fair value through OCI and other short-term investments (Note 4)	Ps.	3,523,883	Ps.	—	Ps.	70,231,744
Accounts receivable from subscribers, distributors, contractual assets and other (Note 5)		158,700,738		—		—
Related parties (Note 6)		1,071,520		—		—
Derivative financial instruments (Note 7)		—		1,446,034		—
Debt instruments at fair value through OCI (Note 4)		—		—		14,914,412
Total	Ps.	163,296,141	Ps.	1,446,034	Ps.	85,146,156

Financial Liabilities:
Debt (Note 14)	Ps.	500,677,052	Ps.	—	Ps.	—
Liability related to right-of-use of assets (Note 15)		125,169,156		—		—
Accounts payable (Note 16)		162,097,416		—		—
Related parties (Note 6)		6,766,826		—		—
Derivative financial instruments (Note 7)		—		17,896,379		—
Total	Ps.	794,710,450	Ps.	17,896,379	Ps.	—

	December 31, 2024
	Loans and Receivables		Fair value through profit or loss		Fair value through OCI
Financial Assets:
Equity investments at fair value through OCI and other short-term investments (Note 4)	Ps.	—	Ps.	—	Ps.	46,683,687
Accounts receivable from subscribers, distributors, contractual assets and other (Note 5)		179,615,497		—		—
Related parties (Note 6)		1,395,483		—		—
Derivative financial instruments (Note 7)		—		10,668,460		—
Debt instruments at fair value through OCI (Note 4)		—		—		13,908,873

Total	Ps.	181,010,980	Ps.	10,668,460	Ps.	60,592,560

Financial Liabilities:
Debt (Note 14)	Ps.	567,585,631	Ps.	—	Ps.	—
Liability related to right-of-use of assets (Note 15)		213,103,228		—		—
Accounts payable (Note 16)		184,148,979		—		—
Related parties (Note 6)		3,701,960		—		—
Derivative financial instruments (Note 7)		—		22,185,709		—

Total	Ps.	968,539,798	Ps.	22,185,709	Ps.	—

Fair value hierarchy

The Company’s valuation techniques used to determine and disclose the fair value of its financial instruments are based on the following hierarchy:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2: Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable; and

Level 3: Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

The fair value for the financial assets (excluding cash and cash equivalents) and financial liabilities shown in the consolidated statements of financial position at December 31, 2023 and 2024 is as follows:

	Measurement of fair value at December 31, 2023
	Level 1		Level 2		Level 3		Total
Assets:
Equity investments at fair value through OCI and other short-term investments (Note 4)	Ps.	70,231,744	Ps.	—	Ps.	3,523,883	Ps.	73,755,627
Derivative financial instruments (Note 7)		—		1,446,034		—		1,446,034
Total current assets		70,231,744		1,446,034		3,523,883		75,201,661
Revalued of assets (Note 10)		—		—		9,239,279		9,239,279
Pension plan assets (Note 18)		191,442,079		12,616,945		33,563		204,092,587
Debt instruments at fair value through OCI (Note 4)		4,538,631		10,375,781		—		14,914,412
Total non-current assets		195,980,710		22,992,726		9,272,842		228,246,278
Total	Ps.	266,212,454	Ps.	24,438,760	Ps.	12,796,725	Ps.	303,447,939

Liabilities:
Debt	Ps.	382,310,932	Ps.	107,730,819	Ps.	—	Ps.	490,041,751
Liability related to right-of-use of assets (Note 15)		125,169,156		—		—		125,169,156
Derivative financial instruments (Note 7)		—		17,896,379		—		17,896,379
Total	Ps.	507,480,088	Ps.	125,627,198	Ps.	—	Ps.	633,107,286

	Measurement of fair value at December 31, 2024
	Level 1		Level 2		Level 3		Total
Assets:
Equity investments at fair value through OCI and other short-term investments (Note 4)	Ps.	46,683,687	Ps.	—	Ps.	—	Ps.	46,683,687
Derivative financial instruments (Note 7)		—		10,668,460		—		10,668,460
Total current assets		46,683,687		10,668,460		—		57,352,147
Revalued of assets (Note 10)		—		—		10,457,088		10,457,088
Pension plan assets (Note 18)		175,241,382		14,754,046		40,380		190,035,808
Debt instruments at fair value through OCI (Note 4)		—		13,908,873		—		13,908,873
Total non-current assets		175,241,382		28,662,919		10,497,468		214,401,769
Total	Ps.	221,925,069	Ps.	39,331,379	Ps.	10,497,468	Ps.	271,753,916

Liabilities:
Debt	Ps.	453,237,685	Ps.	90,095,061	Ps.	—	Ps.	543,332,746
Liability related to right-of-use of assets (Note 15)		213,103,228		—		—		213,103,228
Derivative financial instruments (Note 7)		—		22,185,709		—		22,185,709
Total	Ps.	666,340,913	Ps.	112,280,770	Ps.	—	Ps.	778,621,683

Fair value of derivative financial instruments is valued using valuation techniques with market observable inputs. To determine its Level 2 fair value, the Company applies different valuation techniques including forward pricing and swaps models, using present value calculations. The models incorporate various inputs including credit quality of counterparties, foreign exchange spot and forward rates and interest rate curves. Fair value of debt Level 2 has been determined using a model based on present value calculation incorporating credit quality of AMX. Until September 2024 the fair value of VTR bonds in AMX B.V. as debt instruments at fair value through OCI, were classified as Level 1 in order they are guaranteed with shares listed on the regulated market. The Company’s investment in equity investments at fair value, specifically the investment in Verizon in 2024 and 2023, and also KPN in 2023, is valued using the quoted prices (unadjusted) in active markets for identical assets. The net realized loss related to derivative financial instruments for the years ended December 31, 2023 and 2024 was Ps. (9,420,419) and Ps. (2,111,926) respectively.

The fair value of the asset revaluation was calculated using valuation techniques, using observable market data and internal information on transactions carried out with independent third parties. To determine fair value we use level 2 and 3 information, the Company used inputs such as average rents, contract term and discount rates for discounted flow modeling techniques; in the case of discount rates, we use level 2 data where the information is public and is found in recognized databases, such as country risks, inflation, etc. In the case of level 3 data, the information is mainly internal based on lease contracts entered into with independent third parties.

During the end of the period ended December 31, 2023 and 2024, there were no transfers between the Level 1, Level 2 and Level 3 fair value measurement hierarchies.

Changes in liabilities arising from financing activities

	At December 31, 2022		Cash flow		Foreign currency exchange and other		At December 31, 2023

Debt	Ps.	510,589,480	Ps.	34,644,826	Ps.	(44,557,254)	Ps.	500,677,052
Liability related to right-of-use of assets		134,148,811		(39,498,197)		30,518,542		125,169,156
Total liabilities from financing activities	Ps.	644,738,291	Ps.	(4,853,371)	Ps.	(14,038,712)	Ps.	625,846,208

	At December 31, 2023		Cash flow		Foreign currency exchange and other		At December 31, 2024

Debt	Ps.	500,677,052	Ps.	29,309,744	Ps.	37,598,835	Ps.	567,585,631
Liability related to right-of-use of assets		125,169,156		(45,285,610)		133,219,682		213,103,228
Total liabilities from financing activities	Ps.	625,846,208	Ps.	(15,975,866)	Ps.	170,818,517	Ps.	780,688,859